Loans and advances to credit institutions (Tables)	12 Months Ended
Dec. 31, 2019
Loans and advances - Credit institutions
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

Classification:
Other financial assets at fair value through profit or loss	98,332	54,138
Financial assets at amortized cost	47,034	36,895
	145,366	91,033
Type:
Reciprocal accounts	15,310	14,597
Time deposits	51	29
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	29,508	14,300
Reverse repurchase agreements	98,332	54,138
Other accounts	2,165	7,969
	145,366	91,033
Currency:
Peso	100,409	73,268
USD	43,986	17,429
Other currencies	971	336
	145,366	91,033